COMMITMENTS - Disclosure of detailed information about contractual obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments [Line Items]
Total contractual commitments	$ 22,074
Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	7,276
1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	14,798
Over 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member]
Commitments [Line Items]
Total contractual commitments	3,966
Trade and other payables [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	3,966
Trade and other payables [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member] | Over 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Loans payable principal and interest payments [Member]
Commitments [Line Items]
Total contractual commitments	15,608
Loans payable principal and interest payments [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	810
Loans payable principal and interest payments [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	14,798
Loans payable principal and interest payments [Member] | Over 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member]
Commitments [Line Items]
Total contractual commitments	2,500
Payments related to acquisition of royalties and streams [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	2,500
Payments related to acquisition of royalties and streams [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member] | Over 3 years [Member]
Commitments [Line Items]
Total contractual commitments	$ 0